Commitments, contingencies and guarantees - Disclosure of minimum payments under long-term service and other agreements (Details) $ in Thousands	Sep. 30, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 279,823
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	148,663
Between one and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	91,690
Between three and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	38,981
Beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 489